Fees Summary	Dec. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,908,000
Previously Paid Amount	0.00
Total Fee Amount	4,119.61
Total Offset Amount	0.00
Net Fee	4,119.61
Narrative - Max Aggregate Offering Price	$ 26,908,000
Final Prospectus	true